INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of the provision (benefit) for income taxes for the years ended December 31, 2023, 2022 and 2021 are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Current:
Federal	-	-
State	16,625	41,401
Foreign	88,323	49,110	40,264
Total Current	104,948	90,511	40,264

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-	-

Income tax expense	104,948	90,511	40,264

SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES

The Company’s provision for income taxes for the years ended December 31, 2023, 2022 and 2021 is based on the annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income tax provision	(9,222,658)	(8,096,671)	(8,160,541)
Income tax provision	104,948	90,511	40,264
Effective tax rate	-1.14%	-1.1%	-0.5%

SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE

The following is a reconciliation of the income tax at the federal statutory rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023		December 31, 2022		December 31, 2021
Income tax expense at federal statutory rate	$(1,936,758)	21.0%	$(1,700,301)	21.0%	$(1,713,714)	21.0%
State and local income taxes net of federal tax benefit	(24,108)	-0.2%	(17,442)	0.2%	(21,754)	0.3%
Return to provision adjustments	(205,230)	2.2%	911,500	-11.3%	5,119	-0.1%
Change in valuation allowance	1,952,580	-21.2%	720,407	-8.9%	2,295,280	-28.1%
Permanent differences	(227,266)	2.64%	166,816	-2.1%	(528,281)	6.5%
Earnings of foreign subsidiary	457,407	-4.9%	-		-
Foreign taxes	88,323	-0.9%	-		-
Other - net	$-		9,531	-0.1%	3,614	-0.0%
Income tax expense (benefit)	$104,948	-1.14%	$90,511	-1.1%	$40,264	-0.5%

SCHEDULE OF DEFERRED TAXABLE INCOME
12/31/2035	$35,945
12/31/2036	836,622
12/31/2037	1,922,017
Indefinite	30,274,563
Total Federal Net Operating Loss Carryforward	$33,069,147

SCHEDULE OF DEFERRED TAX ASSET

The tax effects of temporary differences and related deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Accrued expenses	$-	$65,011
Fixed and intangible assets	173,462	(54,219)
Allowance for doubtful accounts	53,807	13,884
Stock Options	102,019	-
Warrant amortization	208,103	211,142
Net operating loss - Federal	6,944,521	5,328,850
Net operating loss - States	225,032	189,695
	7,706,944	5,754,363
Less: Valuation allowance	(7,706,944)	(5,754,363)
Net deferred tax asset	$-	$-